SUMMARY OF CONVERTIBLE DEBT (Details) - USD ($)	9 Months Ended		12 Months Ended
	Sep. 30, 2021	Sep. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Balance	$ 50,505
Proceeds - net	3,670,000		950,000
Balance	1,523,460		50,505
Balance - Accrued Interest Payable	5,479
Balance, In-Default
Interest Expense	201,507		5,479
Interest conversion into common shares	(167,274)
Balance - Accrued Interest Payable	39,712		5,479
Balance, In-Default
Convertible Notes Payable [Member]
Short-term Debt [Line Items]
Balance	50,505
Balance, In-Default
Proceeds - net	4,000,000		950,000
Debt discount recorded	$ (4,000,000)		(1,000,000)
Conversion of debt into common shares	(2,700,000)
Original issue discount			50,000
Amortization of debt discount	4,172,955		50,505
Balance	1,523,460		50,505
Balance, In-Default